RETIREMENT BENEFITS PLANS - Fair Value of Other Postretirement Benefits Plan Assets (Details) - Other postretirement benefits expense (income) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value of Other Postretirement Benefits Plan Assets [Line Items]
Cash equivalents	$ 3	$ 3
Common collective and other trusts measured at net asset value	17	15
Total other postretirement benefits plan assets	20	18
Quoted prices in active markets for identical assets (Level 1)
Fair Value of Other Postretirement Benefits Plan Assets [Line Items]
Cash equivalents	3	3
Total other postretirement benefits plan assets	3	3
Other observable inputs (Level 2)
Fair Value of Other Postretirement Benefits Plan Assets [Line Items]
Cash equivalents	0	0
Total other postretirement benefits plan assets	0	0
Unobservable inputs (Level 3)
Fair Value of Other Postretirement Benefits Plan Assets [Line Items]
Cash equivalents	0	0
Total other postretirement benefits plan assets	$ 0	$ 0